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                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                              SEPARATE ACCOUNT VL-R
                       SUPPLEMENT DATED DECEMBER 31, 2002
                                   TO CERTAIN
                    VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                          AND VARIABLE ANNUITY CONTRACT
                                  PROSPECTUSES

     Effective December 31, 2002, American General Life Insurance Company is amending certain of its variable universal life insurance Policy and variable annuity Contract prospectuses and related statements of additional information for the sole purpose of reflecting a change in the investment options available under new Policies and Contracts.

     Ayco Growth Fund will no longer be offered as an investment option available under new Policies and Contracts. For a period of time after December 31, 2002, we may provide you with confirmations, statements and other reports which contain the name of this formerly available investment option.